Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		$ 217	$ 0
High-trigger loss-absorbing additional tier 1 capital instruments		11,931	7,785
Low-trigger loss-absorbing additional tier 1 capital instruments		2,414	2,369
UBS AG
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		30,105	29,988
Senior unsecured debt other than TLAC		3,389	1,031
High-trigger loss-absorbing additional tier 1 capital instruments		11,958	7,805
Low-trigger loss-absorbing additional tier 1 capital instruments		2,415	2,378
Total	[1],[2],[3]	$ 47,866	$ 41,202

[1]	All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty
[2]	Represents funding from UBS Group AG to UBS AG.
[3]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.